Commitments and Contingencies (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Commitments and Contingencies
Rental expense, operating leases	$ 206,992,161	$ 183,150,750	$ 134,658,367
2013	147,753,898
2014	54,961,789
2015	15,083,690
2016	1,490,892
2017 and thereafter	408,988
Total	$ 219,699,257